Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	Future minimum lease payments as of December 31, 2015 under these arrangements are as follows (in thousands):

Minimum Lease Payments
2016	$1,620
2017	843
2018	559
2019	552
2020	195
Thereafter	18
Total	$3,787

Schedule of Product Warranty Liability [Table Text Block]
Changes in the liability for product warranty and deferred revenue associated with extended warranties and service contracts were as follows (in thousands):

	Product Warranty	Deferred Revenue
Liability at January 1, 2014	$—	$—
Liabilities assumed from acquisition	1,451	8,538
Settlements made during the period	(106)	(1,063)
Change in liability for warranties issued during the period	42	1,467
Change in liability for pre-existing warranties	50	6
Liability at December 31, 2014	1,437	8,948
Liabilities assumed from acquisition	20	—
Settlements made during the period	(224)	(8,952)
Change in liability for warranties issued during the period	398	7,047
Change in liability for pre-existing warranties	(602)	—
Liability at December 31, 2015	$1,029	$7,043
Current liability	$652	$5,405
Non-current liability	377	1,638
Liability at December 31, 2015	$1,029	$7,043